FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
The following tables summarize quantitative disclosures about the fair value measurement for each category of assets carried at fair value on a recurring basis as of September 30, 2013 and December 31, 2012 (in thousands):
Investment securities available for sale September 30, 2013	Fair value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
U.S. government agencies – Government Sponsored- Enterprises (“GSE’s”)	$37,358	$—	$37,358	$—
Mortgage-backed securities – GSE’s	40,949	—	40,949	—
Municipal bonds	8,169	—	8,169	—
Total	$86,476	$—	$86,476	$—
Investment securities available for sale December 31, 2012	Fair value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
U.S. government agencies – GSE’s	$37,154	$—	$37,154	$—
Mortgage-backed securities – GSE’s	35,954	—	35,954	—
Municipal bonds	8,383	—	8,383	—
Total	$81,491	$—	$81,491	$—

The following tables summarize quantitative disclosures about the fair value measurement for each category of assets carried at fair value on a recurring basis as of December 31, 2012 and December 31, 2011 (dollars in thousands):

Investment securities available for sale December 31, 2012	Fair value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
U.S. government agencies – GSE’s	$37,154	$—	$37,154	$—
Mortgage-backed securities – GSE’s	35,954	—	35,954	—
Municipal bonds	8,383	—	8,383	—
Total	$81,491	$—	$81,491	$—

Investment securities available for sale December 31, 2011	Fair value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
U.S. government agencies – GSE’s	$26,412	$—	$26,412	$—
Mortgage-backed securities – GSE’s	35,169	—	35,169	—
Municipal bonds	6,273	—	6,273	—
Total	$67,854	$—	$67,854	$—

Fair Value Measurements, Nonrecurring [Table Text Block]
The following tables summarize quantitative disclosures about the fair value measurement for each category of assets carried at fair value on a non-recurring basis as of September 30, 2013 and December 31, 2012 (in thousands):
Asset Category September 30, 2013	Fair value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Impaired loans	$10,373	$—	$—	$10,373
Foreclosed real estate	2,164	—	—	2,164
Total	$12,537	$—	$—	$12,537
As of September 30, 2013, the Bank identified $19.7 million in impaired loans, of which $10.4 million were carried at fair value on a non-recurring basis which included $7.1 million in loans that required a specific reserve of $604,000, and an additional $3.9 million in other loans without specific reserves that had partial charge-offs.
Asset Category December 31, 2012	Fair value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Impaired loans	$8,104	$—	$—	$8,104
Foreclosed real estate	2,833	—	—	2,833
Total	$10,937	$—	$—	$10,937

The following tables summarize quantitative disclosures about the fair value measurement for each category of assets carried at fair value on a nonrecurring basis as of December 31, 2012 and December 31, 2011 (dollars in thousands):

Asset Category December 31, 2012	Fair value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Impaired loans	$8,104	$—	$—	$8,104
Foreclosed real estate	2,833	—	—	2,833
Total	$10,937	$—	$—	$10,937

Asset Category December 31, 2011	Fair value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Impaired loans	$13,353	$—	$—	$13,353
Foreclosed real estate	3,031	—	—	3,031
Total	$16,384	$—	$—	$16,384

Schedule of Fair Value, Off-balance Sheet Risks [Table Text Block]
The following table presents the carrying values and estimated fair values of the Company’s financial instruments at December 31, 2012 and 2011:

	December 31, 2012
	Carrying Amount	Estimated Fair Value	Level 1	Level 2	Level 3
	(dollars in thousands)
Financial assets:
Cash and due from banks	$13,498	$13,498	$13,498	$—	$—
Interest-earning deposits in other banks	97,081	97,081	97,081	—	—
Federal funds sold	3,029	3,029	3,029	—	—
Investment securities available for sale	81,491	81,491	—	81,491	—
Loans, net	359,995	377,591	—	—	377,591
Accrued interest receivable	1,636	1,636	—	—	1,636
Stock in the FHLB	973	973	—	—	973
Other non-marketable securities	1,105	1,105	—	—	1,105
Financial liabilities:
Deposits	$498,559	$507,478	$—	$507,478	$—
Short-term debt	17,848	17,848	—	17,848	—
Long-term debt	12,372	8,451	—	8,451	—
Accrued interest payable	281	281	—	—	281

	December 31, 2011
	Carrying Amount	Estimated Fair Value	Level 1	Level 2	Level 3
	(dollars in thousands)
Financial assets:
Cash and due from banks	$18,478	$18,478	$18,478	$—	$—
Interest-earning deposits in other banks	55,590	55,590	55,590	—	—
Federal funds sold	3,028	3,028	3,028	—	—
Investment securities available for sale	67,854	67,854	—	67,854	—
Loans, net	407,590	424,851	—	—	424,851
Premises and equipment held for sale	1,113	1,113	—	—	1,113
Accrued interest receivable	2,003	2,003	—	—	2,003
Stock in the FHLB	1,248	1,248	—	—	1,248
Other non-marketable securities	1,080	1,080	—	—	1,080
Financial liabilities:
Deposits	$501,377	$509,454	$—	$509,454	$—
Short-term debt	21,877	21,877	—	21,877	—
Long-term debt	14,372	9,661	—	9,661	—
Accrued interest payable	330	330	—	—	330